CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)
Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire 4500 Completion ETF (“WXSP”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
     Guggenheim ABC High Dividend ETF (“ABCS”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim Yuan Bond ETF (“RMB”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Prospectus for the above-listed Funds (the “Funds”):

The fixed creation transaction fees per transaction chart in the “How to Buy and Sell Shares –How to Buy Shares” section of the Prospectus for the Funds is hereby changed to reflect the following updates to each of the listed Fund’s creation fees:

Fund	Fixed Creation Transaction Fees
(Per Transaction)
Guggenheim S&P Global Dividend
Opportunities Index ETF	$1,500
Wilshire 5000 Total Market ETF	$6,000
Wilshire Micro-Cap ETF	$5,000
Wilshire 4500 Completion ETF	$7,500
Guggenheim ABC High Dividend ETF	$500
Guggenheim S&P Global Water Index ETF	$500
Guggenheim China Technology ETF	$500
Guggenheim Timber ETF	$500
Guggenheim Canadian Energy Income ETF	$500
Guggenheim Frontier Markets ETF	$500
Guggenheim China Small Cap ETF	$4,000
Guggenheim Yuan Bond ETF	$500
Guggenheim China Real Estate ETF	$1,000
Guggenheim China All-Cap ETF	$3,000

The fixed redemption transaction fees per transaction chart in the “How to Buy and Sell Shares – Redemption of Shares” section of the Prospectus for the Funds is hereby changed to reflect the following updates to each of the listed Fund’s redemption fees:

Fund	Fixed Redemption Transaction Fees
(Per Transaction)
Guggenheim S&P Global Dividend
Opportunities Index ETF	$1,500
Wilshire 5000 Total Market ETF	$6,000
Wilshire Micro-Cap ETF	$5,000
Wilshire 4500 Completion ETF	$7,500
Guggenheim ABC High Dividend ETF	$500
Guggenheim S&P Global Water Index ETF	$500
Guggenheim China Technology ETF	$500
Guggenheim Timber ETF	$500
Guggenheim Canadian Energy Income ETF	$500
Guggenheim Frontier Markets ETF	$500
Guggenheim China Small Cap ETF	$4,000
Guggenheim Yuan Bond ETF	$500
Guggenheim China Real Estate ETF	$1,000
Guggenheim China All-Cap ETF	$3,000

Please note that all other creation and redemption fees for exchange-traded funds in Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 remain unchanged.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

May 21, 2012
ETF-PRO2-MAY12

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)
Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire 4500 Completion ETF (“WXSP”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
     Guggenheim ABC High Dividend ETF (“ABCS”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim Yuan Bond ETF (“RMB”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above-listed Funds (the “Funds”):

The standard Creation/Redemption Transaction Fee chart in the “Creation and Redemption of Creation Unit Aggregations” section of the SAI is hereby changed to reflect the following updates to each of the listed Fund’s standard creation and redemption fees:

Fund	Standard Creation/Redemption
Transaction Fee
Guggenheim S&P Global Dividend
Opportunities Index ETF	$1,500
Wilshire 5000 Total Market ETF	$6,000
Wilshire Micro-Cap ETF	$5,000
Wilshire 4500 Completion ETF	$7,500
Guggenheim ABC High Dividend ETF	$500
Guggenheim S&P Global Water Index ETF	$500
Guggenheim China Technology ETF	$500
Guggenheim Timber ETF	$500
Guggenheim Canadian Energy Income ETF	$500
Guggenheim Frontier Markets ETF	$500
Guggenheim China Small Cap ETF	$4,000
Guggenheim Yuan Bond ETF	$500
Guggenheim China Real Estate ETF	$1,000
Guggenheim China All-Cap ETF	$3,000

Please note that all other creation and redemption fees for exchange-traded funds in Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 remain unchanged.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

May 21, 2012
ETF-SAI2-MAY12